SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2016
SUBSEQUENT EVENTS.
SUBSEQUENT EVENTS

8.            SUBSEQUENT EVENTS

Effective January 1, 2017 the Fund has redeemed $250,000 from its investment in Quantica MF.

For the period January 1, 2017 to March 29, 2017, the Fund has recorded subscriptions of approximately $11,000 and redemptions of approximately $14,340,028.

Management has evaluated the impact of subsequent events on the Fund through the date the financial statements were issued and has determined that there were no additional subsequent events that require adjustment to, or disclosure in, the financial statements.